Cohen & Steers, Inc. 1166 Avenue of Americas New York, NY 10036 212 832 3232 Contact: Robert Klemens Vice President Communications 212 796 9377

Cohen & Steers Infrastructure Fund, Inc. Announces Terms of Transferable Rights Offering

NEW YORK, September 10, 2025–Cohen & Steers Infrastructure Fund, Inc. (NYSE: UTF) (the “Fund”) announced today that its Board of Directors has approved the terms of the issuance of transferable rights (“Rights”) to the holders of the Fund’s common stock (par value $0.001 per share), as of the record date, September 22, 2025 (the “Record Date”). Holders of these rights will be entitled to subscribe for additional shares of common stock (the “Offer”). The Offer to acquire additional shares of common stock will be made only by means of a prospectus supplement and accompanying prospectus, and this announcement does not constitute an offer to sell, or a solicitation of an offer to buy, any of the Fund’s securities.

Cohen & Steers Capital Management, Inc. (the “Advisor”) believes that this is an attractive time to raise additional assets for the Fund because equity investments in listed infrastructure in key subsectors and stocks offers attractive current valuations and growth potential. At the fund level this enables portfolio opportunities for total return and income generation, benefitting all common stockholders.

The opportunities in listed infrastructure appear supported by the current macroeconomic backdrop and capital investment opportunities, including increasing demand for power and digitalization, creating an attractive entry point. Furthermore, growing demand from artificial intelligence (“AI”) and data centers may drive increased capital expenditure, power utilization, and global infrastructure investment.

Ben Morton, Executive Vice President and Head of Global Infrastructure, said:

“This rights offering reflects Cohen & Steers’ long-term leadership in infrastructure investing. Global infrastructure is a resilient and income-generating asset class, supported by essential services driving demand across utilities, energy, transportation, and communications. This offering supports the Fund’s disciplined capital management approach while enabling investors to capitalize on attractive valuations and these ongoing secular tailwinds.”

An increase in the Fund’s assets may also lower the Fund’s expense ratio, as fixed operating costs would be spread across a larger asset base. Additionally, the Offer creates potential for increased liquidity and trading volume of the Fund’s shares of common stock. Importantly, the Advisor (and not the Fund) will pay all offering expenses, including the solicitation and dealer manager fees, in support of the transaction.

Certain key terms of the Offer are as follows:

•	Common stockholders on the Record Date (“Record Date Stockholders”) will receive one transferable right for each share of common stock owned.

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Five Rights are required to purchase one newly issued share of common stock at the Subscription Price (defined below). The Fund will not issue fractional shares, so Record Date Stockholders holding fewer than five Rights will be entitled to subscribe for one full share of common stock.

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The Subscription Price will be determined by the Fund upon the expiration of the Offer, which is currently expected to be October 16, 2025, unless the Fund extends the Offer (the “Expiration Date”). The Subscription Price will be based upon a formula equal to 95% of the average of the last reported sales price of a share of common stock on the NYSE on the Expiration Date, and each of the four preceding trading days (the “Formula Price”). If, however, the Formula Price is less than 90% of the net asset value at the close of trading on the Expiration Date, then the Subscription Price will be 90% of the Fund’s net asset value on the Expiration Date.

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Record Date Stockholders who fully exercise all Rights initially issued to them will be permitted to subscribe for additional shares of common stock that were not subscribed for by other Record Date Stockholders at the Subscription Price (“over-subscription privilege”). Investors who are not Record Date Shareholders, but who otherwise acquire Rights, are not entitled to subscribe for any additional shares of common stock. Over-subscription shares may only be acquired if there are unexercised Rights. If sufficient shares of common stock are not available to honor all over-subscription requests, unsubscribed shares of common stock will be allocated pro rata among those Record Date Stockholders who over-subscribe based on the number of shares of common stock they owned on the Record Date.

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The Rights are expected to trade “when issued” on the NYSE beginning on September 19, 2025, and the Fund’s shares of common stock are expected to trade “ex-Rights” on the NYSE beginning on September 22, 2025. The Rights are expected to begin trading for normal settlement on the NYSE (NYSE: UTF RT) on or about September 25, 2025.

•	The Offer is expected to expire at 5:00 PM Eastern Time on October 16, 2025, unless extended.

•	The definitive terms of the Offer will be made through a prospectus supplement and accompanying prospectus. The final terms of the Offer may be different from those set out above.

•	All offering expenses, including sales commissions, will be borne by the Advisor and not the Fund or any of the Fund’s common stockholders.

The Fund expects to maintain its current distribution level following the Offer. The Fund has declared a monthly distribution of $0.155 per share of common stock payable on September 30, 2025, with a record date of September 9, 2025, and a monthly distribution of $0.155 per share of common stock payable on October 31, 2025, with a record date of October 2, 2025. Any shares of common stock issued as a result of the Offer will not be record date shares for the Fund’s monthly distribution to be paid on September 30, 2025 or October 31, 2025, and will not be entitled to receive such distribution.

The Fund expects to mail subscription certificates evidencing the Rights and a copy of the prospectus supplement and accompanying prospectus for the Offer to Record Date Stockholders within the United States shortly following the Record Date. Inquiries regarding the Offer should be directed to the Information Agent, Georgeson LLC at 866-989-9991.

Record Date Stockholders who hold shares of common stock through a broker, custodian or trust company can most likely act electronically and should contact such entity to understand their procedure to exercise or sell their Rights as each firm may have different procedures. Please review the offering materials carefully and ensure any decisions are made within the subscription period, and according to your broker’s, custodian, or trust company’s specific closing date, which may be earlier than expiration date.

Record Date Stockholders who do not hold shares of common stock through a broker, custodian, or trust company should forward their instructions to either exercise or sell their Rights by completing the subscription certificate and delivering it to the subscription agent for the Offer, together with their payment, at one of the locations indicated on the subscription certificate or in the prospectus supplement.

The information in this press release is not complete and is subject to change. This document is not an offer to sell any securities and is not soliciting an offer to buy any securities in any jurisdiction where the offer or sale is not permitted. This document is not an offering, which can only be made by a prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The Fund’s prospectus supplement and accompanying prospectus will contain this and additional information about the Fund and additional information about the Offer and should be read carefully before investing. For further information regarding the Offer, or to obtain a prospectus supplement and the accompanying prospectus, when available, please contact the Fund’s information agent:

Georgeson LLC

51 West 52nd Street, 6th Floor

New York, NY 10019

(866) 989-9991

About Cohen & Steers Infrastructure Fund, Inc. is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is total return with emphasis on income. Under normal market conditions, the Fund will invest at least 80% of its managed assets in securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications companies, and other infrastructure companies. Corporate preferred securities and other fixed income are part of the Fund’s investment strategy.

About Cohen & Steers. Cohen & Steers is a leading global investment manager specializing in real assets and alternative income, including listed and private real estate, preferred securities, infrastructure, resource equities, commodities, as well as multi-strategy solutions. Founded in 1986, the firm is headquartered in New York City, with offices in London, Dublin, Hong Kong, Tokyo, and Singapore.

The Advisor is a wholly owned subsidiary of Cohen & Steers.

Safe Harbor Statement

This press release shall not constitute an offer to sell or a solicitation to buy, nor shall there be any sale of these securities in any state or jurisdiction in which such offer or solicitation or sale would be unlawful prior to registration or qualification under the laws of such state or jurisdiction.

Forward-Looking Statements

This press release contains certain statements that may include “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. All statements, other than statements of historical fact, included herein are “forward-looking statements.” Although the Fund and the Advisor believe the expectations reflected in these forward-looking statements are reasonable, they do involve assumptions, risks and uncertainties, and these expectations may prove to be incorrect. Actual results could differ materially from those anticipated in these forward-looking statements as a result of a variety of factors, including those discussed in the Fund’s reports that are filed with the SEC. You should not place undue reliance on these forward-looking statements, which speak only as of the date of this press release. Other than as required by law, the Fund and the Advisor do not assume a duty to update any forward-looking statement.

Risks of Investing in Global Infrastructure Securities.

Infrastructure issuers may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, operational or other mishaps, tariffs, and changes in tax laws, regulatory policies, and accounting standards. Foreign securities involve special risks, including currency fluctuation and lower liquidity. Some global securities may represent small and medium sized companies, which may be more susceptible to price volatility than larger companies. No representation or warranty is made as to the efficacy of any particular strategy or fund or to the actual returns that may be achieved. No representation or warranty is made as to the efficacy of any particular strategy or fund or the actual returns that may be achieved.

Risks of Investing in Closed-End Funds

Shares of many closed-end funds frequently trade at a discount from their asset value. Funds are subject to stock market risk, which is the risk that stock prices overall will decline over short or long periods, adversely affecting the value of an investment in a fund. The Offer may result in an immediate dilution of the net asset value per share of common stock for all existing common stockholders, including those who fully exercise their Rights.

SOURCE: Cohen & Steers

CONTACT: Robert Klemens

Vice President, Communications

media@cohenandsteers.com

Website: https://www.cohenandsteers.com

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